Income Taxes (Tables)	12 Months Ended
Mar. 02, 2013
Components of Provision for (Recovery of) Income Tax and Income from Continuing Operations Before Income Tax

The difference between the amount of the provision for (recovery of) income taxes and the amount computed by multiplying income from continuing operations before income taxes by the statutory Canadian tax rate is reconciled as follows:

	For the year ended
	March 2, 2013	March 3, 2012	February 26, 2011

Statutory Canadian tax rate	26.6%	28.0%	30.5%

Expected provision for (recovery of) income taxes from continuing operations	$(324)	$425	$1,414

Differences in income taxes resulting from:
Investment tax credits	(127)	(138)	(138)
Canadian tax rate differences	(125)	—	—
Manufacturing and processing activities	—	(21)	(71)
Change in unrecognized income tax benefits	(116)	—	—
Non-deductible goodwill impairment	84	90	—
Foreign tax rate differences	6	12	15
Other differences	10	(21)	13

	$(592)	$347	$1,233

Income (Loss) from Continuing Operations Before Income Taxes

	For the year ended
	March 2, 2013	March 3, 2012	February 26, 2011
Income (loss) from continuing operations before income taxes:
Canadian	$(1,365)	$1,272	$4,279
Foreign	145	246	364

	$(1,220)	$1,518	$4,643

Provision for Income Taxes from Continuing Operations

The provision for (recovery of) income taxes from continuing operations consists of the following:

	For the year ended
	March 2, 2013	March 3, 2012	February 26, 2011

Current
Canadian	$(760)	$176	$1,059
Foreign	88	181	83
Deferred
Canadian	68	34	57
Foreign	12	(44)	34

Provision for (recovery of) income taxes	$(592)	$347	$1,233

Components of Deferred Income Tax Assets and Liabilities

Deferred income tax assets and liabilities consist of the following temporary differences:

	As at
	March 2, 2013	March 3, 2012
Assets
Non-deductible reserves	$182	$216
Tax loss carryforwards	28	30
Unrealized losses on financial instruments	2	—
Other tax carryforwards	—	30

Deferred income tax assets	212	276

Liabilities
Property, plant and equipment	(287)	(282)
Research and development	(31)	(17)
Unrealized gains on financial instruments	—	(12)

Deferred income tax liabilities	(318)	(311)

Net deferred income tax liability	$(106)	$(35)

Deferred income tax asset - current	$139	$197
Deferred income tax liability - long-term	(245)	(232)

	$(106)	$(35)

Reconciliation of Beginning and Ending Amount of Unrecognized Income Tax Benefits

The Company’s total unrecognized income tax benefits as at March 2, 2013 and March 3, 2012 were $29 million and $146 million, respectively. The decrease in unrecognized income tax benefits primarily relates to the effective settlement of uncertain income tax positions in the third quarter of fiscal 2013 that resulted from the restructuring of the Company’s international operations. A reconciliation of the beginning and ending amount of unrecognized income tax benefits that, if recognized, would affect the Company’s effective income tax rate is as follows:

	March 2, 2013	March 3, 2012	February 26, 2011
Unrecognized income tax benefits, opening balance	$146	$164	$161
Increase for income tax positions of prior years	9	15	8
Increase for income tax positions of current year	2	—	—
Settlement of tax positions	(152)	(8)	(2)
Expiration of statute of limitations	—	(24)	—
Other	24	(1)	(3)

Unrecognized income tax benefits, ending balance	$29	$146	$164

Summary of Open Tax Years by Major Jurisdiction

A summary of open tax years by major jurisdiction is presented below:

Jurisdiction
Canada(1)	Fiscal 2009 - 2013

United States(2)	Fiscal 2012 - 2013
United Kingdom	Fiscal 2010 - 2013

(1)	Includes federal as well as provincial jurisdictions.
(2)	Pertains to federal tax years. Certain state jurisdictions remain open from fiscal 2009 through fiscal 2013.